Expense Example	Aug. 01, 2026 USD ($)
GQG Partners Emerging Markets Equity Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
GQG Partners Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,212
GQG Partners Emerging Markets Equity Fund | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,212
GQG Partners US Select Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	894
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	627
GQG Partners US Select Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	627
GQG Partners Global Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
GQG Partners Global Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
GQG Partners Global Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
GQG Partners International Quality Value Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	440
Expense Example, with Redemption, 10 Years	986
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
GQG Partners US Quality Value Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	843
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	672
GQG Partners Global Quality Value Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,062
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	860
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	$ 650